Equity - Schedule of Fair Value of Option Grants (Details) - Equity Option [Member]	6 Months Ended
Jun. 30, 2025 $ / shares
Schedule of Fair Value of Option Grants [Line Items]
Risk-free interest rate	4.57%
Expected option term (in years)	5 years
Expected price volatility	120.00%
Fair value of an ordinary share	$ 2,360.4
Dividend yield	0.00%